STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Class A, Class B and Class C shares, as applicable, for the Company's Asset Allocation Fund, Index Allocation Fund, U.S. Government Allocation Fund ("Allocation Funds"); Balanced Fund, Diversified Equity Income Fund, Equity Value Fund, Growth Fund, Small Cap Fund, Strategic Growth Fund ("Equity Funds"); and International Equity Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 43 to the Company's Registration Statement on Form N-1A, the text of which was filed on March 31, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 31st day of March, 1998.


Witness:                                       STAGECOACH FUNDS, INC.


By:    /s/ Ann Bonsteel                        By:  /s/ Richard H. Blank, Jr.
Name:  Ann Bonsteel                                 Richard H. Blank, Jr.
Title: Assistant Secretary                          Chief Operating Officer,
                                                    Secretary and Treasurer